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                           HIGH YIELD VARIABLE ACCOUNT
               500 Boylston Street Boston Massachusetts 02116-3741
                                  617 954 5000



                                        May 1, 1998

VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

         Re: High Yield Variable Account (File No. 2-79142) (the "Variable Account")

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Variable Account do not differ from those contained in Post-Effective Amendment No. 24 (the "Amendment") to the Variable Account's Registration Statement on Form N-1A. The Amendment was filed electronically on April 30, 1998.

         Please  call  the  undersigned  or  Karen M. Ray at  (617) 954-5801 or
(800)  343-2829  with any questions you may have.

                                        Very truly yours,


                                        JAMES R. BORDEWICK, JR.
                                        James R. Bordewick, Jr.
                                        Assistant Secretary

JRB/bjn